Stockholders' Equity - Common Stock and Preference Shares (Details)	Nov. 29, 2021 USD ($) shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 item $ / shares shares	Nov. 23, 2021 shares
Common stock, shares authorized		110,000,000	110,000,000
Common stock, par value | $ / shares		$ 0.01	$ 0.01
Number of votes per share | item			1
Preferred Stock, Shares Authorized			11,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.01
Initial public offering
Common stock, shares authorized				110,000,000
Number of common stock shares issued	2,514,000
Net proceeds from public offering | $	$ 21,640,000
Preferred Stock, Shares Authorized				11,000,000
Maximum
Common stock, shares authorized			110,000,000